Share options and warrants	12 Months Ended
Jun. 30, 2026
Share options and warrants
Share options and warrants

19.Share options and warrants

Reconciliation of outstanding share options:

		Weighted
		average
	Number of	exercise price
2026	options	(£’s)
Outstanding at 1 July 2025	7,404,860	0.18
Granted during the year	3,850,000	1.31
Exercised during the year	(1,700,000)	0.16
Lapsed during the year	(500,000)	0.02
Outstanding at 30 June 2026	9,054,860	0.67
Exercisable at 30 June 2026	7,129,860	0.67

19.Share options and warrants (continued)

		Weighted
		average
	Number of	exercise price
2025	options	(£’s)
Outstanding at 1 July 2024	6,004,860	0.13
Granted during the year	1,400,000	0.09
Outstanding at 30 June 2025	7,404,860	0.18
Exercisable at 30 June 2025	6,704,860	0.18

The weighted average contractual life of the options outstanding at the reporting date is one year and 321 days (2025: one year and 167 days).

Exercise prices of share options outstanding at 30 June 2026 are 10.75p, 14p, 40p, 131.37p.

The fair values of the options granted during the year were calculated using the Black Scholes Model with the following assumptions:

Date granted	December 2025
Risk free interest rate	3.793%
Expected volatility	66.377%
Expected dividend yield	0%
Life of the option	1	year
Share price at measurement date	£1.3350
Fair value	£1,440,591

In the current year, expected volatility was calculated using the Company’s historical share price over the one-year period prior to the grant date, whereas in the prior year it was based on the average volatility of five similar companies in the same industry.

US$2,097k has been recognised as a share-based payment expense in the Statement of Comprehensive Income related to portion of share options deemed to have vested during the year.

Directors’ Options

There were 2,225,000 options issued to Directors during the year.

Reconciliation of outstanding warrants

		Weighted average
	Number of	exercise price
2026	warrants	(£’s)
Outstanding at 1 July 2025	6,304,023	0.31
Exercised	(2,214,996)	0.15
Outstanding at 30 June 2026	4,089,027	0.40
Exercisable at 30 June 2026	4,089,027	0.40

19.Share options and warrants (continued)

		Weighted average
	Number of	exercise price
2025	warrants	(£’s)
Outstanding at 1 July 2024	21,106,446	0.14
Granted during the year	4,209,027	0.40
Exercised	(18,908,700)	0.18
Lapsed	(102,750)	0.17
Outstanding at 30 June 2025	6,304,023	0.31
Exercisable at 30 June 2025	6,304,023	0.31

The weighted average contractual life of the warrants outstanding is one year (2025: 260 days).

Exercise prices of warrants outstanding at 30 June 2026 was 40p.

Directors’ warrants

There were no warrants issued to Directors during the year.